AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.5%
Long-Term Municipal Bonds – 95.1%
Massachusetts – 82.4%
Bristol-Plymouth Regional Vocational Technical School District/MA Series 2024 4.00%, 02/28/2025	$	1,000	$1,004,651
City of Boston MA Series 2023 5.00%, 11/01/2041		1,000	1,153,508
City of Quincy MA Series 2022-A 5.00%, 06/01/2047		3,060	3,667,641
City of Worcester MA Series 2024 5.00%, 02/15/2025		7,730	7,809,053
AGM Series 2022 3.00%, 02/01/2046		2,600	2,121,114
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035		10,000	10,146,185
Series 2018-A 5.00%, 01/01/2042		5,000	5,221,556
Series 2022-B 3.00%, 02/01/2045		4,965	4,177,869
Series 2022-C 5.00%, 10/01/2052		2,005	2,164,347
Series 2023 5.00%, 05/01/2053		2,000	2,168,651
Series 2023-B 5.00%, 05/01/2041		2,000	2,258,428
Series 2024-A 5.00%, 01/01/2040		1,000	1,144,406
Series 2024-B 5.00%, 05/01/2054		5,000	5,453,776
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031		792	781,456
Commonwealth of Massachusetts Transportation Fund Revenue Series 2022 5.00%, 06/01/2050		2,000	2,148,256
Series 2022-B 5.00%, 06/01/2052		3,000	3,248,684
Series 2023 5.00%, 06/01/2053		1,405	1,530,964
Series 2023-B 5.00%, 06/01/2051		3,000	3,280,749
Martha’s Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031		1,000	1,002,306
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2040		1,000	1,034,161

	Principal Amount (000)		U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2017-A 5.00%, 07/01/2040	$	2,000	$2,082,922
Series 2020 5.00%, 07/01/2050		3,000	3,117,744
Series 2023-A 5.25%, 07/01/2053		5,000	5,525,200
Massachusetts Clean Water Trust (The) (Massachusetts Clean Water State Revolving Fund) Series 2023-2 5.00%, 02/01/2040		600	683,974
5.00%, 02/01/2042		1,050	1,186,378
5.00%, 02/01/2044		1,500	1,682,568
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044		7,000	7,002,882
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053		5,000	5,096,907
Series 2023 5.00%, 07/01/2034		2,000	2,313,249
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044		3,755	3,767,833
Series 2023 5.25%, 07/01/2048		2,000	2,193,170
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035		1,795	1,946,251
5.00%, 10/01/2039		1,780	1,912,078
Massachusetts Development Finance Agency (CHF Merrimack, Inc.) Series 2024 5.00%, 07/01/2054(a)		1,200	1,230,849
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2024-T 5.25%, 03/01/2054		2,000	2,210,214
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034		700	718,435
5.00%, 01/01/2035		735	753,173
5.00%, 01/01/2036		1,000	1,023,356
5.25%, 01/01/2042		1,000	1,020,653
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031		2,000	2,046,844
5.00%, 10/01/2034		2,100	2,140,411

	Principal Amount (000)		U.S. $ Value

Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2046	$	1,000	$987,942
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039		2,055	2,081,012
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2015-O 4.00%, 07/01/2045		5,855	5,632,297
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032		1,000	1,000,198
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047		3,200	3,221,957
Series 2022 5.00%, 07/01/2052		1,000	1,020,937
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc. Obligated Group) Series 2017 4.00%, 10/01/2024(a)		250	250,078
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(a)		2,000	2,023,328
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2041		1,500	1,679,851
5.00%, 10/01/2042		5,000	5,577,029
Massachusetts Development Finance Agency (Pre-refunded - US Treasuries) Series 2014-P 5.00%, 10/01/2034		1,055	1,056,532
Series 2019-A 5.00%, 06/01/2039		1,400	1,555,765
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036		700	859,539
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.125%, 01/01/2040		1,020	1,014,275
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2035		2,455	2,532,706
Series 2020-M 4.00%, 10/01/2050		1,000	847,911

	Principal Amount (000)		U.S. $ Value

Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	$	2,000	$1,921,087
5.00%, 07/01/2041		2,500	2,520,162
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050		1,500	1,558,613
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056		3,000	2,501,784
Series 2021-B 4.00%, 06/01/2050		1,000	859,139
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033		1,250	1,284,829
Series 2020-A 4.00%, 07/01/2045		1,400	1,266,647
Series 2021 4.00%, 07/01/2046		1,270	1,137,726
4.00%, 07/01/2051		1,000	872,358
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037		1,000	1,048,910
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The)) Series 2023 5.00%, 10/01/2032		1,300	1,529,268
5.00%, 10/01/2033		1,000	1,191,927
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038		1,000	1,010,477
Series 2024 8.50%, 10/01/2026		200	203,911
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036		1,500	1,532,373
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048		3,000	3,111,555
Massachusetts Health & Educational Facilities Authority (Trustees of Boston College) Series 2008 5.50%, 06/01/2035		1,710	2,057,939
Massachusetts Port Authority Series 2011-B 6.202%, 07/01/2031		2,000	2,114,364
Series 2019-A 5.00%, 07/01/2032		4,685	5,024,359
5.00%, 07/01/2038		2,500	2,634,235
Series 2019-C 5.00%, 07/01/2049		1,000	1,031,732
Series 2021-E 5.00%, 07/01/2051		1,000	1,040,686

	Principal Amount (000)		U.S. $ Value

Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033	$	2,000	$2,122,435
Massachusetts Port Authority (Pre-refunded - US Treasuries) Series 2015-B 5.00%, 07/01/2045		1,000	1,015,140
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039		4,000	4,227,105
Massachusetts School Building Authority (Pre-refunded - US Govt Agencies) Series 2015-B 5.00%, 01/15/2030		1,770	1,783,480
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (Massachusetts Transportation Trust Fund Metropolitan Highway System Rev State Lease) Series 2019-C 5.00%, 01/01/2034		1,000	1,087,611
Massachusetts Water Resources Authority (Pre-refunded - US Treasuries) Series 2016-C 5.00%, 08/01/2033		5,500	5,759,692
Town of Hingham MA Series 2024 4.00%, 02/14/2025		1,000	1,003,963
Town of Weymouth MA Series 2021 2.00%, 09/15/2045		2,000	1,333,493
University of Massachusetts Building Authority (Pre-refunded - US Treasuries) Series 2014-1 5.00%, 11/01/2044		2,000	2,006,190
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034		2,500	2,656,320
Series 2020 3.013%, 11/01/2043		2,000	1,581,644

			204,545,363

Alabama – 1.4%
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		1,200	1,196,255
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055		1,000	1,074,632

	Principal Amount (000)		U.S. $ Value

Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	$	1,200	$1,286,951

			3,557,838

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		395	428,404

Arizona – 0.3%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		660	731,045

Connecticut – 0.4%
State of Connecticut Series 2015-F 5.00%, 11/15/2032		1,000	1,019,884

Florida – 1.3%
County of Miami-Dade FL Aviation Revenue (Pre-refunded - US Treasuries) Series 2014 5.00%, 10/01/2027		3,000	3,007,939
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056		100	86,443

			3,094,382

Georgia – 0.5%
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052		1,200	1,214,173

Guam – 2.5%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043		535	456,050
Series 2023 5.25%, 10/01/2036		100	102,804
5.375%, 10/01/2043		200	204,105
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 01/01/2046		1,125	1,203,155
Guam Power Authority Series 2017-A 5.00%, 10/01/2036		350	363,796
5.00%, 10/01/2040		1,420	1,464,563
Territory of Guam Series 2019 5.00%, 11/15/2031		190	195,266

	Principal Amount (000)		U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	$	2,255	$2,198,622

			6,188,361

Illinois – 0.7%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031		650	673,716
Illinois Finance Authority (Pre-refunded - US Treasuries) Series 2015 5.00%, 05/15/2037		1,050	1,063,618

			1,737,334

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)		250	146,512

Kentucky – 0.4%
Kentucky Public Energy Authority (Goldman Sachs Group, Inc. (The)) Series 2024-A 5.00%, 05/01/2055		1,000	1,061,458

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036		90	93,979

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029		1,170	1,209,315

North Carolina – 0.6%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037		540	463,855
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032		1,000	1,037,870

			1,501,725

Pennsylvania – 0.4%
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2033		1,000	1,046,222

Puerto Rico – 1.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033		205	137,889
5.625%, 07/01/2029		120	129,018

	Principal Amount (000)		U.S. $ Value

Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	$	610	$643,565
5.00%, 07/01/2035(a)		500	523,284
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		240	239,837
NATL Series 2007-V 5.25%, 07/01/2032		300	296,267
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027		52	51,602
6.625%, 01/01/2028		397	393,338
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(c) (d)		92	89,558
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		600	718,422
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029		238	198,064
Zero Coupon, 07/01/2046		1,000	335,341
Series 2019-A 4.329%, 07/01/2040		180	177,756
4.55%, 07/01/2040		22	22,042
5.00%, 07/01/2058		815	818,237

			4,774,220

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		310	305,005

Texas – 0.9%
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034		1,000	1,004,879
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		1,200	1,296,021

			2,300,900

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.4%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	$ 1,000	$1,012,520

Total Long-Term Municipal Bonds (cost $238,675,036)		235,968,640

Short-Term Municipal Notes – 1.4%
Massachusetts – 1.4%
Massachusetts Development Finance Agency Series 2024 3.80%, 03/01/2048(e)	2,500	2,500,000
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) Series 2011 2.93%, 07/01/2040(e)	945	945,000

Total Short-Term Municipal Notes (cost $3,445,000)		3,445,000

Total Municipal Obligations (cost $242,120,036)		239,413,640

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	214	208,176
5.25%, 07/01/2036	189	189,689
5.25%, 07/01/2041	82	80,009

Total Asset-Backed Securities (cost $482,757)		477,874

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Non-Agency Fixed Rate – 0.0%
Village of Bolingbrook IL Sales Tax Revenue Series 2005 6.25%, 01/01/2024(f) (g) (cost $69,372)	69	69,372

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(c) (d) (f) (cost $156,813)	8,741	25,436

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.1%
U.S. Treasury Bills – 1.6%
United States – 1.6%
U.S. Treasury Bill Zero Coupon, 10/31/2024 (cost $3,966,911)	$ 4,000	$3,967,134

	Shares
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(h) (i) (j) (cost $1,174,815)	1,174,815	1,174,815

Total Short-Term Investments (cost $5,141,726)		5,141,949

Total Investments – 98.8% (cost $247,970,704)(k)		245,128,271
Other assets less liabilities – 1.2%		3,018,192

Net Assets – 100.0%		$248,146,463

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$133,386	$—	$133,386
USD	663	01/15/2025	2.613%	CPI#	Maturity	65,408	—	65,408
USD	662	01/15/2025	2.585%	CPI#	Maturity	66,082	—	66,082
USD	510	01/15/2025	4.028%	CPI#	Maturity	19,058	—	19,058
USD	2,270	01/15/2026	CPI#	3.765%	Maturity	(71,589)	—	(71,589)
USD	2,060	01/15/2027	CPI#	3.466%	Maturity	(73,033)	(1,328)	(71,705)
USD	2,050	01/15/2027	CPI#	3.320%	Maturity	(92,148)	—	(92,148)
USD	1,660	01/15/2027	CPI#	3.323%	Maturity	(74,295)	—	(74,295)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	973,035	—	973,035
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	884,078	—	884,078
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	(72,732)	—	(72,732)
USD	2,420	01/15/2029	CPI#	3.735%	Maturity	28,353	—	28,353
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	(29,715)	—	(29,715)
USD	870	01/15/2030	1.572%	CPI#	Maturity	150,317	—	150,317
USD	870	01/15/2030	1.587%	CPI#	Maturity	149,065	—	149,065
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	81,109	—	81,109
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	82,331	—	82,331
USD	1,000	01/15/2031	2.989%	CPI#	Maturity	40,909	—	40,909
USD	1,000	01/15/2032	CPI#	3.064%	Maturity	(25,911)	—	(25,911)
USD	950	04/15/2032	CPI#	2.909%	Maturity	(37,498)	—	(37,498)

						$2,196,210	$(1,328)	$2,197,538

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,100	07/31/2029	1 Day SOFR	4.109%	Annual	$151,669	$—	$151,669
USD	5,600	07/31/2030	1 Day SOFR	4.615%	Annual	353,400	—	353,400
USD	9,700	11/01/2030	1 Day SOFR	4.492%	Annual	507,295	—	507,295
USD	4,300	11/01/2030	1 Day SOFR	4.518%	Annual	231,977	—	231,977
USD	6,900	07/31/2031	1 Day SOFR	4.059%	Annual	263,728	754	262,974
USD	2,700	07/31/2031	1 Day SOFR	3.972%	Annual	88,502	—	88,502
USD	4,500	12/19/2033	3.571%	1 Day SOFR	Annual	12,768	—	12,768
USD	2,310	06/15/2034	3.851%	1 Day SOFR	Annual	(69,901)	717	(70,618)
USD	3,200	08/15/2034	3.304%	1 Day SOFR	Annual	42,962	—	42,962
USD	1,170	08/15/2034	3.450%	1 Day SOFR	Annual	1,303	—	1,303

						$1,583,703	$1,471	$1,582,232

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA*	Quarterly	$220,619	$—	$220,619

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $5,404,513 or 2.2% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	$257,951	$146,512	0.06%

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Non-income producing security.
(g)	Defaulted matured security.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,585,326 and gross unrealized depreciation of investments was $(6,427,370), resulting in net unrealized depreciation of $(1,157,956).

As of August 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Massachusetts Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$235,879,082	$89,558	$235,968,640
Short-Term Municipal Notes	—	3,445,000	—	3,445,000
Asset-Backed Securities	—	477,874	—	477,874
Collateralized Mortgage Obligations	—	69,372	—	69,372
Preferred Stocks	—	—	25,436	25,436
Short-Term Investments:
U.S. Treasury Bills	—	3,967,134	—	3,967,134
Investment Companies	1,174,815	—	—	1,174,815

Total Investments in Securities	1,174,815	243,838,462	114,994	245,128,271
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,673,131	—	2,673,131
Centrally Cleared Interest Rate Swaps	—	1,653,604	—	1,653,604
Interest Rate Swaps	—	220,619	—	220,619
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(476,921)	—	(476,921)
Centrally Cleared Interest Rate Swaps	—	(69,901)	—	(69,901)

Total	$1,174,815	$247,838,994	$114,994	$249,128,803

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2024 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$338	$22,138	$21,301	$1,175	$62